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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01597

STEWARD FUNDS, INC.

(Exact name of registrant as specified in charter)

5847 SAN FELIPE SUITE 4100 HOUSTON, TX	77057
(Address of principal executive offices)	(Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 4/30/05

Date of reporting period: 7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

STEWARD FUNDS, INC.

LARGE CAP EQUITY INDEX FUND

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Shares	Value $
COMMON STOCKS (99.9%)
Advertising (0.2%)

Interpublic Group of Cos., Inc. (b)	390	4,988
Omnicom Group, Inc.	160	11,523

		16,511

Aerospace/Defense (1.9%)

Boeing Co.	630	31,973
General Dynamics Corp.	150	14,823
Goodrich Corp.	110	3,556
Lockheed Martin Corp.	380	20,136
Northrop Grumman Corp.	298	15,675
Raytheon Co.	330	11,072
Rockwell Collins, Inc.	180	6,160
United Technologies Corp.	390	36,464

		139,859

Agriculture (0.1%)

Monsanto Co.	214	7,760

Airlines (0.2%)

Delta Air Lines, Inc. (b)	110	571
Southwest Airlines Co.	795	11,504

		12,075

Apparel (0.4%)

Jones Apparel Group, Inc.	100	3,735
Liz Claiborne, Inc.	100	3,619
Nike, Inc., Class B	210	15,269
Reebok International, Ltd.	50	1,703
V.F. Corp.	110	5,501

		29,827

Appliances (0.0%)

Maytag Corp.	40	820
Whirlpool Corp.	30	1,873

		2,693

Auto Manufacturers (0.6%)

Ford Motor Co.	1,520	22,375
General Motors Corp.	380	16,393
Navistar International Corp. (b)	20	719
PACCAR, Inc.	128	7,645

		47,132

Auto Parts & Equipment (0.3%)

Cooper Tire & Rubber Co.	80	1,876
Dana Corp.	150	2,894
Delphi Corp.	640	6,086
Goodyear Tire & Rubber Co. (b)	190	2,081
Johnson Controls, Inc.	100	5,645
Visteon Corp.	154	1,583

		20,165

STEWARD FUNDS, INC.

LARGE CAP EQUITY INDEX FUND

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Shares	Value $
Banks (7.7%)

AmSouth Bancorp	410	10,057
Bank of America Corp.	1,505	127,939
Bank of New York Co., Inc.	600	17,238
BB&T Corp.	430	16,654
Charter One Financial, Inc.	178	7,905
Comerica, Inc.	120	7,016
Fifth Third Bancorp	433	21,373
First Horizon National Corp.	110	4,769
Golden West Financial Corp.	120	12,829
Huntington Bancshares, Inc.	286	6,996
KeyCorp	490	14,788
M & T Bank Corp.	90	8,391
Marshall & Ilsley Corp.	240	9,218
Mellon Financial Corp.	360	9,893
National City Corp.	620	22,630
North Fork Bancorporation, Inc.	160	6,248
Northern Trust Corp.	150	6,020
PNC Financial Services Group	250	12,650
Regions Financial Corp.	543	16,122
SouthTrust Corp.	280	10,861
State Street Corp.	240	10,274
SunTrust Banks, Inc.	200	13,190
Synovus Financial Corp.	350	8,915
U.S. Bancorp	1,603	45,365
Wachovia Corp.	1,030	45,639
Washington Mutual, Inc.	680	26,384
Wells Fargo & Co.	1,290	74,059
Zions Bancorporation	60	3,630

		577,053

Biotechnology (1.0%)

Amgen, Inc. (b)	976	55,514
Chiron Corp. (b)	150	6,875
Genzyme Corp. (b)	150	7,692
Millipore Corp. (b)	40	2,108

		72,189

Chemicals (1.7%)

Air Products & Chemicals, Inc.	200	10,350
Dow Chemical Co.	705	28,122
E.I. du Pont de Nemours & Co.	830	35,583
Eastman Chemical Co.	60	2,681
Ecolab, Inc.	220	6,710
Engelhard Corp.	140	4,116
Great Lakes Chemical Corp.	50	1,199
Hercules, Inc. (b)	100	1,181
International Flavors & Fragrances, Inc.	170	6,212
PPG Industries, Inc.	120	7,074
Praxair, Inc.	240	9,468
Rohm & Haas Co.	170	6,664
Sherwin-Williams Co.	150	6,057
Sigma-Aldrich Corp.	60	3,446

		128,863

STEWARD FUNDS, INC.

LARGE CAP EQUITY INDEX FUND

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Shares	Value $
Commercial Services (1.1%)

Apollo Group, Inc. (b)	130	10,862
Cendant Corp.	840	19,218
Convergys Corp. (b)	200	2,648
Deluxe Corp.	80	3,524
Equifax, Inc.	160	3,859
H & R Block, Inc.	140	6,878
McKesson Corp.	250	8,043
Moody’s, Inc.	140	9,534
Paychex, Inc.	305	9,367
R.R. Donnelley & Sons Co.	170	5,396

		79,329

Computer Hardware (3.8%)

Apple Computer, Inc. (b)	290	9,379
Dell, Inc. (b)	1,900	67,393
EMC Corp. (b)	1,730	18,978
Gateway, Inc. (b)	430	1,935
Hewlett-Packard Co.	2,389	48,138
International Business Machines Corp.	1,260	109,708
Lexmark International, Inc. (b)	90	7,965
NCR Corp. (b)	70	3,250
Network Appliance, Inc. (b)	280	5,407
Seagate Technology, Inc., Escrow Shares (b)	220	0
Sun Microsystems, Inc. (b)	3,300	13,035

		285,188

Computer Services & Software (5.8%)

Adobe Systems, Inc.	160	6,749
Affiliated Computer Services, Inc. (b)	80	4,152
Autodesk, Inc.	100	4,020
Automatic Data Processing, Inc.	510	21,410
BMC Software, Inc. (b)	170	2,666
Citrix Systems, Inc. (b)	140	2,467
Computer Associates International, Inc.	430	10,853
Computer Sciences Corp. (b)	160	7,560
Compuware Corp. (b)	430	2,124
Electronic Arts, Inc. (b)	220	11,029
Electronic Data Systems Corp.	380	7,022
First Data Corp.	693	30,915
Fiserv, Inc. (b)	170	5,824
IMS Health, Inc.	270	6,545
Intuit, Inc. (b)	140	5,242
Mercury Interactive Corp. (b)	50	1,828
Microsoft Corp.	7,990	227,394
Novell, Inc. (b)	330	2,257
Oracle Corp. (b)	3,960	41,620
Parametric Technology Corp. (b)	270	1,226
PeopleSoft, Inc. (b)	210	3,784
Siebel Systems, Inc. (b)	430	3,466
SunGard Data Systems, Inc. (b)	220	5,128
Symantec Corp. (b)	220	10,287
Unisys Corp. (b)	310	3,174
Veritas Software Corp. (b)	278	5,299

		434,041

STEWARD FUNDS, INC.

LARGE CAP EQUITY INDEX FUND

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Shares	Value $
Construction & Building Materials (0.5%)

American Standard Cos., Inc. (b)	200	7,578
Centex Corp.	100	4,242
KB HOME	20	1,281
Masco Corp.	440	13,305
Pulte Corp.	60	3,278
Vulcan Materials Co.	90	4,286

		33,970

Consumer Products (3.1%)

Alberto-Culver Co.	135	6,294
Avon Products, Inc.	400	17,204
Clorox Co.	220	10,949
Colgate-Palmolive Co.	470	25,004
Gillette Co.	860	33,523
Kimberly-Clark Corp.	470	30,113
Newell Rubbermaid, Inc.	290	6,264
Procter & Gamble Co.	2,030	105,864

		235,215

Containers (0.1%)

Ball Corp.	40	2,887
Bemis Co.	80	2,118
Pactiv Corp. (b)	160	3,773
Sealed Air Corp. (b)	40	1,898

		10,676

Distribution/Wholesale (0.1%)

Genuine Parts Co.	190	7,168
W.W. Grainger, Inc.	70	3,707

		10,875

Diversified Financial Services (8.3%)

American Express Co.	1,000	50,250
Bear Stearns Cos., Inc.	60	5,005
Capital One Financial Corp.	160	11,091
Charles Schwab Corp.	1,220	10,712
Citigroup, Inc.	3,868	170,539
Countrywide Financial Corp.	204	14,708
E*Trade Financial Corp. (b)	20	221
Fannie Mae	730	51,801
Franklin Resources, Inc.	170	8,203
Freddie Mac	510	32,798
Goldman Sachs Group, Inc.	350	30,867
J.P. Morgan Chase & Co.	2,708	101,090
Janus Capital Group, Inc.	230	3,050
Lehman Brothers Holdings, Inc.	190	13,319
MBNA Corp.	1,020	25,184
Merrill Lynch & Co., Inc.	690	34,307
Morgan Stanley	780	38,477
Providian Financial Corp. (b)	350	4,844
SLM Corp.	410	15,547
T. Rowe Price Group, Inc.	60	2,773

		624,786

STEWARD FUNDS, INC.

LARGE CAP EQUITY INDEX FUND

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Shares	Value $
Diversified Machinery (0.5%)

Caterpillar, Inc.	280	20,576
Cummins, Inc.	20	1,389
Deere & Co.	170	10,678
Rockwell Automation, Inc.	170	6,360

		39,003

Diversified Manufacturing (6.0%)

3M Co.	620	51,063
Cooper Industries, Ltd., Class A	60	3,412
Crane Co.	60	1,669
Danaher Corp.	230	11,650
Dover Corp.	160	6,349
Eaton Corp.	110	7,110
General Electric Co.	7,640	254,029
Honeywell International, Inc.	670	25,199
Illinois Tool Works, Inc.	240	21,725
Ingersoll-Rand Co., Class A	130	8,930
ITT Industries, Inc.	50	3,998
Pall Corp.	120	2,780
Textron, Inc.	80	4,904
Tyco International, Ltd.	1,486	46,066

		448,884

E-Commerce Services (0.6%)

eBay, Inc. (b)	500	39,165
Monster Worldwide, Inc. (b)	100	2,209

		41,374

Electric Products (0.3%)

Emerson Electric Co.	310	18,817
Molex, Inc.	160	4,634

		23,451

Electronic Components (0.5%)

Agilent Technologies, Inc. (b)	314	7,476
American Power Conversion Corp.	150	2,265
Jabil Circuit, Inc. (b)	140	3,045
Parker Hannifin Corp.	80	4,590
Power-One, Inc. (b)	70	614
Sanmina-SCI Corp. (b)	570	4,184
Solectron Corp. (b)	850	4,675
Symbol Technologies, Inc.	240	3,142
Tektronix, Inc.	80	2,432
Thermo Electron Corp. (b)	210	5,401
Thomas & Betts Corp.	50	1,315

		39,139

Engineering & Construction (0.0%)

Fluor Corp.	70	3,189

STEWARD FUNDS, INC.

LARGE CAP EQUITY INDEX FUND

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Shares	Value $
Food (2.4%)

Albertson’s, Inc.	400	9,756
Archer-Daniels-Midland Co.	738	11,387
Campbell Soup Co.	460	11,771
General Mills, Inc.	400	17,960
H.J. Heinz Co.	430	15,863
Hershey Foods Corp.	400	19,376
Kellogg Co.	430	17,914
Kroger Co. (b)	810	12,798
McCormick & Co., Inc.	110	3,935
Safeway, Inc. (b)	370	7,818
Supervalu, Inc.	170	4,855
Sysco Corp.	680	23,426
Winn-Dixie Stores, Inc.	200	1,264
Wm. Wrigley Jr. Co.	310	18,724

		176,847

Forest & Paper Products (0.6%)

Boise Cascade Corp.	20	645
Georgia-Pacific Corp.	165	5,544
International Paper Co.	390	16,859
Louisiana-Pacific Corp.	100	2,368
MeadWestvaco Corp.	157	4,688
Plum Creek Timber Co., Inc.	170	5,335
Temple-Inland, Inc.	10	683
Weyerhaeuser Co.	130	8,060

		44,182

Healthcare Products (4.3%)

Bausch & Lomb, Inc.	60	3,695
Baxter International, Inc.	500	15,035
Becton, Dickinson & Co.	270	12,752
Biogen Idec, Inc. (b)	255	15,300
Biomet, Inc.	260	11,437
Boston Scientific Corp. (b)	620	23,721
C.R. Bard, Inc.	120	6,624
Guidant Corp.	250	13,830
Hospira, Inc. (b)	128	3,316
Johnson & Johnson	2,304	127,343
Medtronic, Inc.	970	48,180
St. Jude Medical, Inc. (b)	150	10,220
Stryker Corp.	380	18,118
Zimmer Holdings, Inc. (b)	215	16,407

		325,978

Healthcare Services (0.7%)

Anthem, Inc. (b)	140	11,545
Caremark Rx, Inc. (b)	330	10,065
Express Scripts, Inc. (b)	80	5,248
Health Management Associates, Inc.	360	7,222
Manor Care, Inc.	160	5,000
Quest Diagnostics, Inc.	120	9,850

		48,930

STEWARD FUNDS, INC.

LARGE CAP EQUITY INDEX FUND

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Shares	Value $
Home Furnishings (0.1%)

Leggett & Platt, Inc.	210	5,681

Hotels (0.4%)

Hilton Hotels Corp.	490	8,737
Marriott International, Inc.	220	10,736
Starwood Hotels & Resorts Worldwide, Inc.	160	7,200

		26,673

Human Resources (0.1%)

Robert Half International, Inc.	180	5,008

Instruments/Controls (0.2%)

Applera Corp. - Applied Biosystems Group	210	4,345
PerkinElmer, Inc.	190	3,340
Waters Corp. (b)	100	4,388

		12,073

Insurance (5.2%)

ACE Ltd.	200	8,118
AFLAC, Inc.	470	18,631
Allstate Corp.	580	27,306
AMBAC Financial Group, Inc.	70	4,978
American International Group, Inc.	1,953	137,978
AON Corp.	250	6,610
Chubb Corp.	140	9,629
Cincinnati Financial Corp.	168	6,700
Hartford Financial Services Group, Inc.	210	13,671
Jefferson-Pilot Corp.	195	9,395
Lincoln National Corp.	170	7,429
Marsh & McLennan Cos., Inc.	430	19,083
MBIA, Inc.	100	5,398
MetLife, Inc.	610	21,759
MGIC Investment Corp.	70	4,970
Principal Financial Group	320	10,877
Progressive Corp.	180	13,792
Prudential Financial, Inc.	480	22,349
Safeco Corp.	130	6,118
St. Paul Travelers Cos., Inc.	425	15,755
Torchmark Corp.	150	7,842
UnumProvident Corp.	250	3,988
XL Capital, Ltd.	110	7,775

		390,151

Leisure & Recreational Products (0.2%)

Brunswick Corp.	110	4,293
Hasbro, Inc.	220	3,997
Mattel, Inc.	470	8,235

		16,525

Linen Supply (0.1%)

Cintas Corp.	120	5,035

STEWARD FUNDS, INC.

LARGE CAP EQUITY INDEX FUND

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Shares	Value $
Media (2.5%)

Clear Channel Communications, Inc.	480	17,136
Comcast Corp. (b)	1,600	43,840
Dow Jones & Co., Inc.	80	3,390
Gannett Co., Inc.	260	21,616
Knight-Ridder, Inc.	100	6,579
McGraw-Hill Cos., Inc.	200	15,012
Meredith Corp.	60	3,173
New York Times Co., Class A	140	5,824
Time Warner, Inc. (b)	3,445	57,360
Tribune Co.	267	11,334
Univision Communications, Inc. (b)	190	5,504

		190,768

Metal Fabrication (0.0%)

Worthington Industries, Inc.	150	3,072

Mining (0.6%)

Alcoa, Inc.	640	20,499
Freeport-McMoRan Copper & Gold, Inc.	150	5,228
Newmont Mining Corp.	320	12,950
Phelps Dodge Corp.	50	3,897

		42,574

Motorcycle Manufacturers (0.2%)

Harley-Davidson, Inc.	240	14,369

Office Automation & Equipment (0.3%)

Avery Dennison Corp.	70	4,240
Pitney Bowes, Inc.	240	10,128
Xerox Corp. (b)	690	9,563

		23,931

Oil & Gas (6.9%)

Amerada Hess Corp.	60	5,001
Anadarko Petroleum Corp.	159	9,507
Apache Corp.	164	7,631
Ashland, Inc.	60	3,136
Baker Hughes, Inc.	250	10,075
BJ Services Co. (b)	70	3,476
Burlington Resources, Inc.	300	11,451
ChevronTexaco Corp.	829	79,293
ConocoPhillips	536	42,220
Devon Energy Corp.	150	10,424
EOG Resources, Inc.	50	3,178
Exxon Mobil Corp.	4,900	226,869
Halliburton Co.	350	11,113
Kerr-McGee Corp.	30	1,575
Marathon Oil Corp.	300	11,301
Nabors Industries, Ltd. (b)	60	2,790
Nicor, Inc.	50	1,656
Noble Corp. (b)	50	1,936
Occidental Petroleum Corp.	350	17,245
Peoples Energy Corp.	30	1,170

STEWARD FUNDS, INC.

LARGE CAP EQUITY INDEX FUND

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Shares	Value $
Rowan Cos., Inc. (b)	70	1,709
Schlumberger Ltd.	470	30,230
Sempra Energy	240	8,580
Sunoco, Inc.	50	3,409
Transocean, Inc. (b)	190	5,396
Unocal Corp.	200	7,752

		518,123

Pharmaceuticals (7.1%)

Abbott Laboratories	1,230	48,401
Allergan, Inc.	140	10,590
AmerisourceBergen Corp.	100	5,406
Bristol-Myers Squibb Co.	1,570	35,953
Cardinal Health, Inc.	355	15,798
Eli Lilly & Co.	860	54,799
Forest Laboratories, Inc., Class A (b)	280	14,081
Gilead Sciences, Inc. (b)	160	10,342
King Pharmaceuticals, Inc. (b)	203	2,292
Medco Health Solutions, Inc. (b)	220	6,666
Medimmune, Inc. (b)	180	4,147
Merck & Co., Inc.	1,700	77,095
Mylan Laboratories, Inc.	60	889
Pfizer, Inc.	5,763	184,185
Schering-Plough Corp.	1,180	22,963
Watson Pharmaceuticals, Inc. (b)	90	2,269
Wyeth	1,030	36,462

		532,338

Photographic Equipment (0.1%)

Eastman Kodak Co.	260	6,887

Pipelines (0.3%)

Dynegy, Inc. (b)	580	2,436
El Paso Corp.	482	3,803
Kinder Morgan, Inc.	100	6,001
Valero Energy Corp.	90	6,743
Williams Cos., Inc.	580	7,047

		26,030

Real Estate Investment Trusts (0.3%)

Apartment Investment & Management Co.	20	639
Equity Office Properties Trust	480	12,456
Equity Residential	280	8,274
Simon Property Group, Inc.	80	4,129

		25,498

Retail Stores (6.7%)

AutoNation, Inc. (b)	30	484
AutoZone, Inc. (b)	80	6,176
Bed Bath & Beyond, Inc. (b)	230	8,140
Best Buy Co., Inc.	240	11,558
Big Lots, Inc. (b)	100	1,224
Circuit City Stores, Inc.	220	3,102
Costco Wholesale Corp.	340	13,824

STEWARD FUNDS, INC.

LARGE CAP EQUITY INDEX FUND

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Shares	Value $
CVS Corp.	330	13,817
Dillard’s, Inc.	80	1,823
Dollar General Corp.	377	7,276
Family Dollar Stores, Inc.	140	3,900
Federated Department Stores, Inc.	120	5,750
Gap, Inc.	730	16,571
Home Depot, Inc.	1,710	57,661
J.C. Penney Co., Inc., Holding Co.	220	8,800
Kohl’s Corp. (b)	240	10,982
Limited Brands	530	10,833
Lowe’s Cos., Inc.	580	28,258
May Department Stores Co.	290	7,694
Nordstrom, Inc.	110	4,829
Office Depot, Inc. (b)	320	5,248
Radioshack Corp.	150	4,193
Sears, Roebuck and Co.	180	6,602
Staples, Inc.	420	12,130
Target Corp.	700	30,520
Tiffany & Co.	120	4,290
TJX Cos., Inc.	470	11,031
Toys “R” Us, Inc. (b)	270	4,444
Wal-Mart Stores, Inc.	3,180	168,573
Walgreen Co.	840	30,576

		500,309

Semiconductors (3.2%)

Advanced Micro Devices, Inc. (b)	310	3,872
Altera Corp. (b)	270	5,621
Analog Devices, Inc.	240	9,528
Applied Materials, Inc. (b)	1,200	20,364
Applied Micro Circuits Corp. (b)	400	1,440
Broadcom Corp. (b)	200	7,072
Intel Corp.	4,770	116,292
KLA-Tencor Corp.	110	4,533
Linear Technology Corp.	200	7,820
LSI Logic Corp. (b)	450	2,291
Maxim Integrated Products, Inc.	200	9,620
Micron Technology, Inc. (b)	470	6,359
National Semiconductor Corp. (b)	220	3,773
Novellus Systems, Inc. (b)	70	1,890
NVIDIA Corp. (b)	70	1,078
PMC - Sierra, Inc. (b)	160	1,901
Qlogic Corp. (b)	40	978
Teradyne, Inc. (b)	110	1,881
Texas Instruments, Inc.	1,290	27,516
Xilinx, Inc.	220	6,475

		240,304

Steel - Producers (0.1%)

Allegheny Technologies, Inc.	70	1,404
Nucor Corp.	50	4,182
United States Steel Corp.	70	2,670

		8,256

STEWARD FUNDS, INC.

LARGE CAP EQUITY INDEX FUND

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Shares	Value $
Telecommunications (6.9%)

ADC Telecommunications, Inc. (b)	690	1,656
ALLTEL Corp.	260	13,520
Andrew Corp. (b)	80	868
AT&T Corp.	558	8,426
AT&T Wireless Services, Inc. (b)	2,172	31,364
Avaya, Inc. (b)	348	5,098
BellSouth Corp.	1,510	40,906
CenturyTel, Inc.	100	3,099
CIENA Corp. (b)	420	1,184
Cisco Systems, Inc. (b)	5,030	104,926
Citizens Communications Co. (b)	300	4,320
Comverse Technology, Inc. (b)	180	3,071
Corning, Inc. (b)	1,070	13,225
JDS Uniphase Corp. (b)	1,740	6,003
Lucent Technologies, Inc. (b)	4,070	12,414
Motorola, Inc.	1,780	28,355
Nextel Communications, Inc. (b)	760	17,298
QUALCOMM, Inc.	580	40,066
Qwest Communications International, Inc. (b)	1,855	7,216
SBC Communications, Inc.	2,660	67,404
Scientific-Atlanta, Inc.	110	3,383
Sprint Corp. - FON Group	1,125	21,015
Tellabs, Inc. (b)	430	3,831
Verizon Communications, Inc.	2,121	81,743

		520,391

Tools (0.1%)

Black & Decker Corp.	40	2,796
Snap-On, Inc.	60	1,927
Stanley Works	60	2,544

		7,267

Transportation (1.7%)

Burlington Northern Santa Fe Corp.	410	14,547
CSX Corp.	170	5,321
Fedex Corp.	210	17,195
Norfolk Southern Corp.	410	10,943
Ryder System, Inc.	70	3,003
Union Pacific Corp.	190	10,705
United Parcel Service, Inc.	870	62,604

		124,318

Travel Services (0.0%)

Sabre Holdings Corp., Class A	100	2,553

STEWARD FUNDS, INC.

LARGE CAP EQUITY INDEX FUND

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Shares	Value $
Utilities (3.6%)

AES Corp. (b)	710	6,852
Allegheny Energy, Inc. (b)	150	2,226
Ameren Corp.	230	10,279
American Electric Power Co., Inc.	324	10,080
Calpine Corp. (b)	440	1,698
CenterPoint Energy, Inc.	300	3,483
Cinergy Corp.	270	10,328
CMS Energy Corp. (b)	120	1,084
Consolidated Edison, Inc.	280	11,472
Constellation Energy Group	190	7,325
Dominion Resources, Inc.	270	17,134
DTE Energy Co.	230	9,239
Duke Energy Corp.	680	14,620
Edison International	360	9,648
Entergy Corp.	230	13,225
Exelon Corp.	600	20,940
FirstEnergy Corp.	320	12,512
FPL Group, Inc.	170	11,446
KeySpan Corp.	200	7,198
Nisource, Inc.	210	4,347
PG&E Corp. (b)	400	11,416
Pinnacle West Capital Corp.	90	3,645
PPL Corp.	180	8,343
Progress Energy, Inc.	230	9,692
Public Service Enterprise Group, Inc.	210	8,190
Southern Co.	800	23,423
TECO Energy, Inc.	110	1,419
TXU Corp.	240	9,518
Xcel Energy, Inc.	441	7,541

		268,323

Waste Disposal (0.2%)

Allied Waste Industries, Inc. (b)	340	3,142
Waste Management, Inc.	540	15,195

		18,337

TOTAL COMMON STOCKS		7,493,978

INVESTMENT COMPANIES (0.3%)

Fifth Third Institutional Government Money Market Fund	21,883	21,883

TOTAL INVESTMENT COMPANIES		21,883

TOTAL INVESTMENTS
(Cost $8,543,219) (a) — 100.2%		7,515,861
Liabilities in excess of other assets — (0.2)%		(16,922)

NET ASSETS — 100.0%		$7,498,939

(a)	Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation	$858,869
Unrealized depreciation	(1,886,227)

Net unrealized depreciation	$(1,027,358)

(b)	Represents non-income producing security.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Steward Funds, Inc.

By (Signature and Title)* /s/ Edward L. Jaroski                       Edward L. Jaroski - President & Chairman of the Board

Date 9/21/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Richard A. Nunn                                                    Richard A. Nunn - Senior Vice President

Date 9/21/04

By (Signature and Title)* /s/ Carla Homer                                                                                      Carla Homer - Treasurer

Date 9/21/04

*	Print the name and title of each signing officer under his or her signature.